Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
10.	RELATED PARTY BALANCES AND TRANSACTIONS

Amount due from related parties

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2023	December 31, 2022
Yongbao Insurance Agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	Repayment in demand	$507	$5,800
Wang Yaxian	Shareholder of the Company	Other receivables	Repayment in demand	3,550	3,550
Feng Weidong	CTO of the Company	Other receivables	Repayment in demand	3,550	3,550
Wu Xianlong	Director of a subsidiary	Account receivables & Other receivables	Repayment in demand	1,900	1,900
Qingdao SOS Industry Holding Co, Ltd	Related Party	Other receivables	Repayment in demand	30,075	54,238
				$39,582	$69,038

Amount due to related parties

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2023	December 31, 2022
Wang Yilin	Director of China SOS	Account payables	Repayment in demand	1	3
Wu Wenbin	Non-executive director	Account payables	Repayment in demand	25	25
Li Sing Leung	CFO of the Company	Other payables	Repayment in demand	8	8
Wang Yaxian	Shareholder of the Company	Other payables	Repayment in demand	1,000	-
Qingdao SOS Industry Holding Co, Ltd.	Related Party	Other payables	Repayment in demand	607	607

				$1,641	$643